Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Domestic	$(103.9)	$(7.9)	$(74.2)	$(36.8)
Foreign	73.0	(193.5)	100.7	107.8
Total	$(30.9)	$(201.4)	$26.5	$71.0

Schedule of Components of Income Tax Expense (Benefit)

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Current:
U.S.:
Federal	$(0.6)	$0.3	$(5.3)	$1.8
State and local	0.4	0.1	0.3	0.5
Foreign	36.7	1.3	22.8	30.7
Total current	36.5	1.7	17.8	33.0
Deferred:
U.S.:
Federal	(18.3)	(2.1)	(3.1)	(4.9)
State and local	0.4	(0.3)	0.1	0.1
Foreign	(25.3)	(5.1)	(1.8)	(3.5)
Total deferred	(43.2)	(7.5)	(4.8)	(8.3)
(Benefit) Provision for income taxes	$(6.7)	$(5.8)	$13.0	$24.7

Schedule of Effective Income Tax Rate Reconciliation

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
U.S. Federal Statutory tax rate	35.0%	35.0%	35.0%	35.0%
Taxes computed at U.S. statutory rate	$(10.8)	$(70.5)	$9.3	$24.8
State income taxes, net of Federal benefit	0.8	0.4	(2.2)	(0.4)
Preferred dividend valuation	—	60.2	—	—
Tax on foreign operations	(7.7)	0.4	0.8	(11.6)
Net change in reserve	1.5	(0.7)	(0.1)	5.7
Change in valuation allowances	0.2	(0.9)	3.6	6.9
Provision for tax on undistributed foreign earnings	(3.7)	0.8	(0.7)	0.2
Change of tax rate	(0.5)	—	(0.5)	(1.0)
Non-deductible Transaction Costs	6.5	4.2	1.9	—
Foreign exchange impact on provision	—	—	0.1	0.1
Purchase Price Contingency	6.6	—	—	—
Other, net	0.4	0.3	0.8	—
Income tax (benefit) expense	$(6.7)	$(5.8)	$13.0	$24.7
Effective tax rate	21.65%	2.89%	48.95%	34.78%

Schedule of Deferred Tax Assets and Liabilities

(amounts in millions)	December 31, 2014	December 31, 2013
Deferred tax assets:
Accounts receivable	$5.9	$1.7
Inventory	—	3.3
Accrued liabilities	9.7	3.7
Employee benefits	20.2	12.3
Research and development costs	11.2	14.1
Tax credits	39.3	34.0
Net operating losses	17.5	21.4
Goodwill	31.8	—
Other	12.5	8.2
Total deferred tax assets	148.1	98.7
Valuation allowance	(19.7)	(15.8)
Total gross deferred tax assets	128.4	82.9
Deferred tax liabilities:
Plant and equipment	19.7	17.5
Intangibles	280.7	210.4
Undistributed foreign earnings	2.6	6.3
Other	2.5	8.0
Total gross deferred tax liabilities	305.5	242.2
Net deferred tax liability	$177.1	$159.3

Condensed Balance Sheet

(amounts in millions)	December 31, 2014	December 31, 2013
Net current deferred tax asset	$18.7	$11.0
Net non-current deferred tax asset	6.5	(0.5)
	25.2	10.5
Net non-current deferred tax liability	202.3	169.8
Total net deferred tax liability	$177.1	$159.3

Schedule of Unrecognized Tax Benefits Roll Forward

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Unrecognized tax benefits at beginning of period	$25.6	$—	$22.7	$18.8
Additions based on current year tax positions	1.7	0.3	0.8	2.3
Additions based upon prior year tax positions (including acquired uncertain tax positions)	7.4	26.3	0.3	1.7
Reductions due to closed statutes	(6.7)	(1.0)	(0.3)	(0.1)
Reductions for settlements and payments	(0.3)	—	—	—
Total Unrecognized Tax benefits at end of period	$27.7	$25.6	$23.5	$22.7

Summary of Income Tax Examinations

Major Jurisdiction	Open Years
Brazil	2009 through current
Belgium	2011 through current
China	2011 through current
France	2011 through current
Germany	2010 through current
Italy	2010 through current
Japan	2009 through current
Netherlands	2009 through current
Singapore	2010 through current
United Kingdom	2008 through current
United States	2011 through current